Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Parties [Abstract]
Schedule of shareholders and other related parties’ benefits
	December 31, 2021	December 31, 2020	December 31, 2019
Salary and related expenses – employees and directors	1,042	795	230
Share based payment - employees and directors	5,876	1,805	-

Schedule of balances with related parties
Name	Nature of transaction	December 31, 2021	December 31, 2020
Employees	Salaries and related	(317)	(98)
Directors	Compensation for directors not employed by the Company	(57)	-